Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2022
Postemployment Benefits [Abstract]
Summary of Defined Contribution Plan

	Year Ended December 31,
In Thousands	2022	2021	2020
Employee benefit plan expenses	$259	$274	$309